Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of the Plan

NOTE 1. DESCRIPTION OF THE PLAN

The following description of The Investment and Employee Stock Ownership Plan of Avista Corporation (the Plan) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

Effective January 1, 1984, Avista Corporation (Corporation, Company or Avista) established an Employee Investment Plan under Section 401(k) of the Internal Revenue Code (IRC). The Plan, which was restated effective January 1, 2016, and most recently amended effective December 16, 2024, is a defined contribution plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA) and all statutory revisions thereto. The purpose of the Plan, in which participation is voluntary, is to encourage employees to systematically save a portion of their compensation and to supplement their savings with contributions from Avista. All employees of Avista are eligible to participate in the Plan after their first pay period following employment. Students, leased employees, and collectively bargained employees (other than collectively bargained employees whose employment is subject to the terms of a collective bargaining agreement which provides for participation in the Plan) are ineligible to participate in the Plan.

Contributions

Plan participants may make contributions during any payroll period for which they receive earnings as eligible employees in an amount at least equal to 1% of their earnings. A participating employee’s annual before-tax contribution was subject to IRC limitations of $23,500 in 2025 and $23,000 in 2024. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans, subject to IRC limits. Employee contributions represent tax-deferred compensation and Roth 401(k) after tax compensation and may be invested in the employee’s choice of various fund options (each with a different investment objective and risk) in the combination specified by the employee. Employee contributions are made by payroll deduction and transferred to the Plan Trustee as soon as practicable following the payroll period in which such amounts are withheld.

Plan participants hired prior to April 1, 2022 are automatically enrolled in the Plan upon eligibility at a 3% deferral rate, with an automatic increase of 1% each year up to 15%.

Plan participants hired on or after April 1, 2022 are automatically enrolled in the Plan upon eligibility at a 6% deferral rate, with an automatic increase of 1% each year up to 15%.

Participants can opt out of the Plan at any time. Participants can change their deferral rate at any time.

Plan participants may transfer balances from other qualified defined benefit or defined contribution plans, and certain eligible retirement plans and accounts to the Plan.

Avista has an obligation to the trust fund for an amount equal to a percentage of employee contributions determined by the hire date of the employee.

All non-collectively bargained employees and Local 659 employees hired prior to January 1, 2006, and Local 77 employees hired prior to January 1, 2011, receive a matching contribution of 75% of employee contributions that does not exceed 6% of the employee’s salary.

All non-collectively bargained employees and Local 659 employees hired on or after January 1, 2006, and Local 77 employees hired on or after January 1, 2011, receive a matching contribution of 100% of employee contributions that does not exceed 6% of the employee’s salary.

Further, all non-collectively bargained employees hired on or after January 1, 2014, Local 659 employees hired on or after April 1, 2014, Local 77 employees hired on or after April 1, 2017 as a Distribution Dispatcher or Gas Controller from outside Avista or who is ineligible to participate in the Retirement Plan for Employees of Avista Corporation, Local 77 members hired on or after January 1, 2024, and any participant who elected to waive participation in the Retirement Plan for Employees of Avista Corporation as of July 1, 2024, receive an additional non-elective employer contribution based on the employee’s age. The table below illustrates the non-elective contribution rate assigned to the established age groups.

Age	Contribution as a Percentage of Eligible Pay
Younger than 40	3%
40-49	4%
50 or Older	5%

Local 77 members hired on or after January 1, 2024, or who waived participation in the Retirement Plan for Employees of Avista Corporation who are not Distribution Operators, Gas Controllers, or non-collectively bargained employees are also eligible for an additional Employer non-elective contribution equal to 5% of eligible compensation. Remaining Local 77 employees are eligible for the additional non-elective contribution equal to 5% of eligible compensation as of December 16, 2024.

The Company matching contributions are made in the form of cash that is invested as directed by participants from among the investment options offered under the Plan.

Any employees who transfer or have transferred from a Local 77 employee directly to non-Local 77 employee on or after January 1, 2014, other than those Local 77 employees hired on or after April 1, 2017 as a Distribution Dispatcher or Gas Controller from outside Avista or who is ineligible to participate in the Retirement Plan for Employees of Avista Corporation, are not eligible for the additional non-elective employer contributions.

Participant Accounts

Each participant’s account is credited with the participant’s contribution and allocations of (a) the Company’s contribution and (b) Plan earnings or losses, and charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participant contributions are 100% vested at all times. Participants vest 100% in the Company matching contribution after one year of service or upon death, disability or reaching normal retirement age. Participants vest 100% in the non-elective employer contribution after three years of service or upon death, disability or reaching normal retirement age.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Principal and interest is paid ratably through payroll deductions. The notes are secured by the balance in the participant’s account and bear interest at a rate of prime rate plus 1%. The maximum term of a general loan is five years, and the maximum term of a primary residence loan is 10 years. Interest rates ranged from 4.25% to 9.50% at December 31, 2025, for loans maturing through 2034.

Payment of Benefits

Distributions to participants are permitted for termination, retirement, death, disability, or financial hardship. A participant with a financial hardship which imposes an immediate and heavy financial need that cannot be reasonably met by other sources may withdraw a portion of their account balance subject to provisions of the Plan. Distributions due to termination shall commence as soon as administratively feasible following the date a participant terminates employment. Distributions may be made in a lump sum, partial lump sum, equal annual installments over a period not to exceed 3 years, or monthly installments over not more than 15 years. If the vested amount is less than $1,000, the account is paid in a lump-sum payment to the participant within a reasonable time frame. If the vested amount is more than $1,000, the participant must consent to the distribution before it may be made.

Forfeited Accounts

At December 31, 2025 and 2024, forfeited non-vested accounts totaled $86,951 and $296,568, respectively. These accounts are used first to restore accounts for returning participants, and then are used to reduce the Company’s obligations to make contributions under the Plan. If there are any excess forfeitures after the Company makes matching contributions, the excess amount may be used to pay administrative expenses under the Plan. In 2025 and 2024, forfeitures in the amount of $165,027 and $1,752 were used to reduce employer contributions.

Voting Rights

Each participant is entitled to exercise voting rights attributable to the shares allocated to their account and is notified by the Trustee prior to the time such rights are to be exercised. The Trustee will vote any shares on which such instructions have not been received, as well as unallocated shares, proportionately in the same manner as Avista Corporation Common Stock for which the Trustee received voting instructions, unless the Trustee determines that to do so would not be consistent with ERISA or a voting participant elects not to have their vote be used in this manner, in which case the Trustee will vote the non-voted or unallocated Avista Corporation Common Stock in a manner consistent with ERISA. Fractional shares will be combined to the largest number of whole shares and voted by the Trustee to the extent possible to reflect the voting direction of whole shares by the participants holding fractional shares.

Diversification

Diversification is offered to participants to provide the opportunity to move the value of their investment in the Avista Corporation Common Stock into investments which are more diversified. Participants are entitled to make an election to diversify up to 100% of the value of the Avista Corporation Common Stock held in their Employee Stock Ownership Plan (ESOP) account.

Employee Stock Ownership Plan (ESOP)

Effective January 1, 2006, the Avista Corporation Company Stock Fund was designated an ESOP. Employer and employee contributions into Avista Corporation Common Stock are classified as ESOP contributions.